Commitments and Contingencies - Product Liability Contingency (Details) (USD $)	12 Months Ended		3 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2011 PROFEMUR Titanium Modular Neck Product [Member]	Dec. 31, 2011 PROFEMUR Titanium Modular Neck Product [Member]
Product Liability Contingency [Line Items]
Estimated product liability range, minimum				$ 23,000,000
Estimated product liability range, maximum				35,000,000
Product liability accrual, net	23,700,000	1,800,000		23,300,000
Product liability, current				6,000,000
Product liability, non-current				17,300,000
Self insurance, estimated recovery from third party, current	3,700,000
Self insurance, estimated recovery from third party, noncurrent	4,700,000
Product liability contingency, term of disbursements	4 years
Provision for product liability	$ (13,199,000)		$ 13,200,000